Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a)	On May 27, 2024, the Company entered into a securities purchase agreement with a single institutional investor in connection with the issuance and sale by the Company in a registered direct offering (the “Offering”) of (i) 2,060,000 Ordinary Shares, (ii) pre-funded warrants to purchase up to 1,511,429 Ordinary Shares (the “Pre-Funded Warrants”), (iii) Series A warrants to purchase up to 3,571,429 Ordinary Shares (the “Series A Warrants”) and (iv) Series B warrants to purchase up to 3,571,429 Ordinary Shares (the “Series B Warrants” and, together with the Series A Warrants, the “Investor Warrants”), at a combined purchase price of (a) $1.40 per Ordinary Share and the associated Investor Warrants, each to purchase one Ordinary Share, and (b) $1.399 per Pre-Funded Warrant and the associated Investor Warrants, each to purchase one Ordinary Share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-364561) and related base prospectus and prospectus supplement.

Each Investor Warrant has an exercise price of $1.40 per Ordinary Share and is immediately exercisable. The Series A Warrants expire upon the earlier of 18 months following the issuance date and 60 days following the Company’s public announcement of positive topline trail results of AllocetraTM for the treatment of moderate-to-severe knee osteoarthritis (the “Series A Milestone Event”). The Series B warrants expire upon the earlier of five and one-half years following the issuance date and 60 days following the Company’s public announcement of its filing with the U.S. Food and Drug Administration (the “FDA”) for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”). Each Pre-Funded Warrant has an exercise price of $0.001 per Ordinary Share, is immediately exercisable, may be exercised at any time and has no expiration date.

H.C. Wainwright & Co. (“Wainwright”) acted as placement agent in connection with the Offering, and in consideration therefor the Company agreed to register and issue to Wainwright warrants (the “Placement Agent Warrants”, and together with the Investor Warrants and the Pre-Funded Warrants, the “Warrants”) to purchase up to 250,000 Ordinary Shares. The Placement Agent Warrants comprise Series A Warrants to purchase 125,000 Ordinary Shares and Series B Warrants to purchase 125,000 Ordinary Shares, containing the same terms as the Investor Warrants, except that they are exercisable at a price of $1.75 per Ordinary Share, and the Series B Warrants will expire upon the earlier of five years following the commencement of the sale of the securities offered in the Offering and 60 days following the Company’s public announcement of its filing with the FDA for approval for AllocetraTM’s osteoarthritis related indication.

In addition, the Company agreed to pay Wainwright an aggregate cash fee equal to 7% of the gross proceeds raised in the Offering, a management fee equal to 1% of the gross proceeds raised in the Offering and $90,950 for various fees and expenses.

The closing of the Offering occurred on May 29, 2024. The net proceeds from the Offering were approximately $4.5 million after deducting Wainwright’s fees and other expenses relating to the Offering. The Company intends to use the net proceeds from the Offering for working capital and other general corporate purposes.

b)	All Company warrants are classified as components of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares and permit the holders to receive a fixed number of Ordinary Shares upon exercise, require physical settlement and do not provide any guarantee of value or return (unless, in accordance with ASC 815-40-55-3, there is a fundamental transaction, as defined in the warrant agreements, which allows the holders of the warrants to receive the same form of consideration payable to the holders of Ordinary Shares, in which case equity treatment is not precluded).

	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2024	202,251	$23.31
Issued	8,904,287	$1.17
Outstanding and exercisable June 30, 2024	9,106,538	$1.66

Composed of:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10.00	February 26, 2020	February 24, 2025
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
1,511,429	$0.001	May 29, 2024	No expiration date
3,571,429	$1.40	May 29, 2024	December 1, 2025(i)
3,571,429	$1.40	May 29, 2024	November 29, 2029 (ii)
125,000	$1.75	May 29, 2024	December 1, 2025(i)
125,000	$1.75	May 29, 2024	May 27, 2029 (iii)
9,106,538

(i)	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
(ii)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
(iii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Company’s public announcement of its filing with the FDA for approval for AllocetraTM’s osteoarthritis related indication.

c)	During the six months ended June 30, 2024 the Company issued 180,707 Ordinary Shares under our ATM agreement with Cantor Fitzgerald & Co. and JMP Securities LLC for a gross consideration of $543 thousand net of $16 thousand of issuance expenses.